LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Lease liabilities [abstract]
Schedule of right of use assets

	Buildings	Buildings
	CNY	US$

As of January 1, 2020	616	95
Addition	1,439	223
Depreciation charge	(976)	(151)
As of December 31, 2020 and January 1, 2021	1,079	167
Depreciation charge	(360)	(56)

As of June 30, 2021	719	111

Schedule of lease liabilities

	Lease liabilities	Lease liabilities
	CNY	US$

As of January 1, 2020	803	124
Addition	1,439	223
Accretion of interest recognized during the period	38	6
Payments	(1,188)	(184)

As of December 31, 2020	1,092	169
Analyzed into:
Current portion	745	115
Non-current portion	347	54

As of January 1, 2021	1,092	169
Accretion of interest recognized during the period	21	3
Payments	(376)	(58)

As of June 30, 2021	737	114
Analyzed into:
Current portion	737	114
Non-current portion	—	—